Prepaid Expenses - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Prepaid expenses [line items]
Tax advance of VAT and withholdings taxes	$ 14,900	$ 12,500
Advance payments of taxes	11,200	12,900
Tax credits	14,400	13,200
Prepaid supplier	45,670	19,896
GE Engines Services, LLC [member]
Prepaid expenses [line items]
Prepaid supplier	$ 24,000	$ 4,000